SCHEDULE OF REVENUES RECOGNIZED AT A POINT IN TIME OR OVER TIME (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 14,080,125	¥ 102,175,246	¥ 92,845,812
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total		10,290	1,665,691
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total		¥ 102,164,956	¥ 91,180,121